Chapter 11 Proceedings (Tables)	6 Months Ended
Jun. 30, 2021
Reorganizations [Abstract]
Schedule of liabilities subject to compromise
Liabilities subject to compromise, as presented on the Consolidated Balance Sheet as at June 30, 2021, include the following:

(In $ millions)	As at June 30, 2021
Senior under-secured external debt	5,662
Accounts payable and other liabilities	75
Accrued interest on external debt	34
Amount due to related party	645
Liabilities subject to compromise in combined filers	6,416
Less: Elimination of positions held with non-filers within the Seadrill Consolidated Group	(10)
Liabilities subject to compromise in consolidated group	6,406

Schedule of reorganization items	The following table summarizes the reorganization items recognized in the six months ended June 30, 2021:

(In $ millions)	Six months ended June 30, 2021
Advisory and professional fees after filing	(52)
Remeasurement of terminated lease to allowable claim	(186)
Gain on write-off of related party balances	8
Total reorganization items	(230)

Schedule of Debtor-In Possession Financial Statements
Debtors' unaudited combined Statement of Operations for the six months ended June 30, 2021

(In $ millions)	Six months ended June 30, 2021
Operating revenues
Contract revenues	335
Reimbursable revenues	17
Management contract revenues	88
Other revenues	12
Total operating revenues	452

Operating expenses
Vessel and rig operating expenses	(316)
Reimbursable expenses	(16)
Management contract expense	(118)
Depreciation	(83)
General and administrative expenses	(36)
Total operating expenses	(569)

Other operating items
Loss on impairment of long-lived assets	(152)
Gain on sale of assets	11
Other operating income	3
Total other operating items	(138)

Operating loss	(255)

Financial and other non-operating items
Interest income	1
Total Interest expenses	(79)
Share in results of joint ventures	1
Foreign currency exchange gain	9
Other financial items	(13)
Reorganization items	(230)
Total financial and other non-operating items, net	(311)
Loss before income taxes	(566)
Income tax expense	(9)
Net loss	(575)
Debtors' unaudited combined Balance Sheet as at June 30, 2021

(In $ millions)	As at June 30, 2021
ASSETS
Current assets
Cash and cash equivalents	414
Restricted cash	78
Accounts receivable, net	122
Amounts due from related parties, net	81
Other current assets	185
Total current assets	880
Non-current assets
Investment in associated companies and joint ventures	25
Drilling units	1,927
Shares in subsidiaries	409
Restricted cash	69
Deferred tax assets	8
Equipment	16
Amount due from related party, net	3
Other non-current assets	32
Total non-current assets	2,489
Total assets	3,369
LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	(56)
Short-term debt due to related party	(1)
Other current liabilities	(239)
Total current liabilities	(296)
Liabilities subject to compromise	(6,416)
Non-current liabilities
Deferred tax liability	(8)
Other non-current liabilities	(105)
Total non-current liabilities	(113)
Equity
Total equity	3,456
Total liabilities and equity	(3,369)
Debtors' unaudited Statement of Cash Flows for the six months ended June 30, 2021

(In $ millions)	Six months ended June 30, 2021
Cash Flows from Operating Activities
Net loss	(575)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	83
Gain on sale of assets	(11)
Share in results from joint ventures (net of tax)	(1)
Loss on impairment of long-lived assets	152
Deferred tax benefit	(1)
Non-cash reorganization items	178
Unrealized foreign exchange gain	(4)
Change in allowance for credit losses	54
Other cash movements in operating activities
Payments for long-term maintenance	(26)
Repayments made under lease arrangements	(12)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	3
Trade accounts payable	14
Related party receivables	—
Related party payables	28
Other assets	11
Other liabilities	45
Net cash flows used in operating activities	(62)

Cash Flows from Investing Activities
Additions to drilling units and equipment	(13)
Proceeds from disposal of drilling unit	7
Net cash flows used in investing activities	(6)

Cash Flows from Financing Activities
Net cash used in financing activities	—
Effect of exchange rate changes on cash	4
Net decrease in cash and cash equivalents, including restricted cash	(64)
Cash and cash equivalents, including restricted cash, at beginning of the period	625
Cash and cash equivalents, including restricted cash, at the end of period	561